Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 44,293	$ 24,098	$ 7,972
Less: accumulated depreciation and amortization	(3,532)	(2,922)	(2,123)
Property and equipment, net	40,761	21,176	5,849
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	1,544	1,544	1,527
Vehicles and trailers [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	129	129	129
Computers and software [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	2,044	1,673	1,306
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	794	794	766
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	2,392	2,211	1,962
Construction in progress [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 37,390	$ 17,747	$ 2,282